Restriction on retained earnings	12 Months Ended
Dec. 31, 2014
Retained Earnings Note Disclosure [Abstract]
Retained Earning Note Disclosure [Text Block]
28.	Restriction on retained earnings
  As of December 31, 2014, $7.9 million of retained earnings are restricted from dividend distribution for purposes of complying with local regulatory requirements.